PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights

	As of December 31,
	2020	2021

Prepaid land use rights	736,695	716,492
Less: Accumulated amortization	(58,505)	(81,539)
Prepaid land use rights, net	678,190	634,953